Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 2,368	$ 1,474
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	140	0
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	365	157
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	1,621	1,111
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 242	$ 206